List of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of investments in subsidiaries

		Dec. 31, 2021			Dec. 31, 2020
No.	Entity Name	Status	Equity interest in %	Held by No.	Status	Equity interest in %	Held by No.
1	Atotech Ltd.	FC			FC
2	Alpha 2 B.V.	FC	100%	37	FC	100%	37
3	Alpha 3 B.V.	FC	100%	2	FC	100%	2
4	Alpha 4 B.V.	FC	100%	11	FC	100%	11
5	Alpha 5 B.V.	FC	100%	11	FC	100%	11
6	Alpha Germany Bidco GmbH	FC	100%	4	FC	100%	4
7	Alpha US Bidco, Inc.	FC	100%	3	FC	100%	3
8	Atotech (Singapore) Chemicals Pte. Ltd.	FC	100%	11	FC	100%	11
9	Atotech (Yangzhou) Chemicals Ltd	FC	100%	11	FC	100%	11
10	Atotech Asia Pacific Ltd.	FC	100%	11	FC	100%	11
11	Atotech B.V.	FC	100%	3	FC	100%	3
12	Atotech Beteiligungs und Management GmbH & Co KG	FC	100%	4	FC	100%	4
13	Atotech Bulgaria EOOD	FC	100%	11	FC	100%	11
14	Atotech Canada Ltd.	FC	100%	11	FC	100%	11
15	Atotech China Chemicals Ltd.	FC	100%	11	FC	100%	11
16	Atotech CZ, a.s.	FC	100%	11	FC	100%	11
17	Atotech de México S.A. de C.V.	FC	100%	11, 18	FC	100%	11, 18
18	Atotech Deutschland GmbH & Co. KG (formerly: Atotech Deutschland GmbH)	FC	100%	12, 41	FC	100%	12, 11
19	Atotech Development Center Private Limited	FC	99.99%*	11	FC	99.99%*	11
20	Atotech Do Brasil Galvanotécnica Ltda.	FC	100%	11, 18	FC	100%	11, 18
21	Atotech Espana S.A.	FC	100%	11	FC	100%	11
22	Atotech France S.A.	FC	99.99%*	11	FC	99.99%*	11
23	Atotech India Private Limited	FC	99.99%*	11	FC	99.99%*	11
24	Atotech Istanbul Kimya Sanayi Ticaret Ltd Sti	FC	100%	11, 18	FC	100%	11, 18
25	Atotech Italia S.r.l.	FC	100%	11	FC	100%	11

26	Atotech Japan K.K.	FC	100%	11	FC	100%	11
27	Atotech Korea Ltd.	FC	100%	11	FC	100%	11
28	Atotech Malaysia Sdn. Bhd.	FC	100%	11	FC	100%	11
29	Atotech Österreich GmbH	FC	100%	12	FC	100%	12
30	Atotech Poland Sp. z.o.o.	FC	100%	11	FC	100%	11
31	Atotech Servicios de México S.A. de C.V.	FC	100%	11, 17	FC	100%	11, 17
32	Atotech SK, s.r.o.	FC	100%	16	FC	100%	16
33	Atotech Skandinavien AB	FC	100%	11	FC	100%	11
34	Atotech Taiwan Limited	FC	100%	11	FC	100%	11
35	Atotech Thailand Ltd.	FC	99.99%*	11	FC	99.99%*	11
36	Atotech UK Ltd.	FC	100%	11	FC	100%	11
37	Atotech UK Topco Ltd.	FC	100%	1	FC	100%	1
38	Atotech USA, LLC.	FC	100%	7	FC	100%	7
39	Atotech Vietnam C.o. Ltd.	FC	100%	11	FC	100%	11
40	Atotech Slovenija d.d.	FC	100%	12	FC	100%	12
41	Brillant 3670. GmbH	FC	100%	12	—	—	—
42	J-KEM International AB	FC	100%	33	FC	100%	33
43	UAB Atotech Chemata (Lithuania)	FC	100%	11	FC	100%	11
44	Visutech Plating Ltd.	FC	100%	11	FC	100%	11
45	Atotech (Philippines) Chemicals, Inc.	NC	99%*	11	NC	99%*	11
46	Atotech Argentina S.A.	NC	98%*	11	NC	98%*	11
47	Atotech Australia PTY Ltd.	NC	100%	11	NC	100%	11
48	Atotech Global Services Private Limited	NC	99.99%*	11	—	—	—
49	OOO Atotech-Chemeta (Russia)	NC	100%	11, 18	NC	100%	11, 18
50	PT. Atotech Indonesia Chemicals	NC	100%	11, 18	NC	100%	11, 18

*	Minority interests owned by Management staff.